Note 11 - Other Operating Expenses (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Noninterest Expense	$ 9,278,000	$ 8,378,000	$ 7,423,000
Ohio State Bancshares Inc [Member]
Other Noninterest Expense			$ 1,271,000